RUBY MINE ACQUISITION (Detail) - Schedule of Purchase Price Allocation (Parentheticals)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Warrants exercise price $0.02 [Member]	Dec. 31, 2012 Warrants exercise price $0.10 [Member]
Number of Warrants	10,000,000	10,000,000	2,000,000
Warrant exercise price (in Dollars per Item)		0.02	0.10